RELATED PARTIES BALANCES AND TRANSACTIONS	12 Months Ended
Sep. 30, 2025
RELATED PARTIES BALANCES AND TRANSACTIONS
RELATED PARTIES BALANCES AND TRANSACTIONS

NOTE 8 — RELATED PARTIES BALANCES AND TRANSACTIONS

The Company records transactions with related parties. These related party balances as of September 30, 2025 and 2024 and transactions for the years ended September 30, 2025, 2024 and 2023 are identified as follows:

(1)	Related parties with transactions and their relationships

Name of Related Party	Relationship to the Company
Jianbiao Dai	Chief Executive Officer (“CEO”); Chairman of the Company
Shanghai Youfu Network Co., Ltd.	Shareholder of the Company
Shanghai Yiyun Information Service Co., Ltd	Jianbiao Dai served as a supervisor and holds 60% of the shares
Shanghai Chuangbo Enterprise Development Co., Ltd	A director of the Company serving in a corporate supervisory role
Shanghai Longruan Electronics Group Co., Ltd	Jianbiao Dai serves as legal representative and holds 80% of the shares
Shanghai Longruan Business Consulting Co., Ltd	Jianbiao Dai serves as legal representative and holds 80% of the shares directly or indirectly
Lang Wide Investment Inc.	A shareholder of the Company

(2)	Significant Related Party Transactions

Borrowings from related parties for the years ended September 30, 2025, 2024 and 2023 were as follows:

	2025	2024	2023
Shanghai Longruan Business Consulting Co., Ltd.	$—	$—	$72,307
Lang Wide Investment Inc.	—	25,000	—
Jianbiao Dai	2,438	17,147	766
Total	$2,438	$42,147	$73,073

(3)	Due to related parties as of September 30, 2025 and 2024 were as follows:

	2025	2024
Due to related parties
Shanghai Longruan Electronics Group Co., Ltd	70,234	71,249
Jianbiao Dai	10,166	18,564
Shanghai Youfu Network Co., Ltd	—	114,138
Lang Wide Investment Inc.	25,000	25,000
Total	$105,400	$228,951